Amounts Receivable - Schedule of Amounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Gold and copper concentrate sales receivable(1)	$ 34,715	$ 31,916
Molybdenum sales receivable(1)	47,613	29,364
Consumption and income tax receivable	5,703	11,688
Other receivables	4,130	3,873
Total amounts receivable	92,161	76,841
Oksut Mine
Statement Line Items [Line Items]
Current value added tax receivables	$ 2,700	$ 8,200